Accounting policies, changes in accounting estimates and errors (Details)	12 Months Ended
Dec. 31, 2024
Software licenses
Disclosure of detailed information about intangible assets [line items]
Intagible assets with useful life defined	5 years
Minimum | Machinery and equipment
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Minimum | Other assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Maximum | Machinery and equipment
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Maximum | Other assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	10 years